Consolidated Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2017
Consolidated Subsidiaries [Abstract]
Consolidated Subsidiaries
Consolidated subsidiaries as of December 31, 2016 and 2017 are as follows:

			Percentage of ownership (%)
Subsidiaries	Key operation activities	Location	2016	2017
Korea Hydro & Nuclear Power Co., Ltd.	Power generation	KOREA	100.00%	100.00%
Korea South-East Power Co., Ltd.	Power generation	KOREA	100.00%	100.00%
Korea Midland Power Co., Ltd.	Power generation	KOREA	100.00%	100.00%
Korea Western Power Co., Ltd.	Power generation	KOREA	100.00%	100.00%
Korea Southern Power Co., Ltd.	Power generation	KOREA	100.00%	100.00%
Korea East-West Power Co., Ltd.	Power generation	KOREA	100.00%	100.00%
KEPCO Engineering & Construction Company, Inc.(*1)	Architectural engineering for utility plant and others	KOREA	65.77%	65.77%
KEPCO Plant Service & Engineering Co., Ltd.	Utility plant maintenance and others	KOREA	51.00%	51.00%
KEPCO Nuclear Fuel Co., Ltd.	Nuclear fuel	KOREA	96.36%	96.36%
KEPCO KDN Co., Ltd.	Electric power information technology and others	KOREA	100.00%	100.00%
Garolim Tidal Power Plant Co., Ltd.(*2)	Power generation	KOREA	49.00%	49.00%
KEPCO International HongKong Ltd.	Holding company	HONG KONG	100.00%	100.00%
KEPCO International Philippines Inc.	Holding company	PHILIPPINES	100.00%	100.00%
KEPCO Gansu International Ltd.	Holding company	HONG KONG	100.00%	100.00%
KEPCO Philippines Holdings Inc.	Holding company	PHILIPPINES	100.00%	100.00%
KEPCO Philippines Corporation	Operation of utility plant	PHILIPPINES	100.00%	100.00%
KEPCO Ilijan Corporation	Construction and operation of utility plant	PHILIPPINES	51.00%	51.00%
KEPCO Lebanon SARL	Operation of utility plant	LEBANON	100.00%	100.00%
KEPCO Neimenggu International Ltd.	Holding company	HONG KONG	100.00%	100.00%
KEPCO Shanxi International Ltd.	Holding company	HONG KONG	100.00%	100.00%
KOMIPO Global Pte Ltd.	Holding company	SINGAPORE	100.00%	100.00%
KEPCO Canada Energy Ltd.	Resources development	CANADA	100.00%	100.00%
KEPCO Netherlands B.V.	Holding company	NETHERLANDS	100.00%	100.00%
KOREA Imouraren Uranium Investment Corp.	Holding company	FRANCE	100.00%	100.00%
KEPCO Australia Pty., Ltd.	Resources development	AUSTRALIA	100.00%	100.00%
KOSEP Australia Pty., Ltd.	Resources development	AUSTRALIA	100.00%	100.00%
KOMIPO Australia Pty., Ltd.	Resources development	AUSTRALIA	100.00%	100.00%
KOWEPO Australia Pty., Ltd.	Resources development	AUSTRALIA	100.00%	100.00%
KOSPO Australia Pty., Ltd.	Resources development	AUSTRALIA	100.00%	100.00%
KEPCO Middle East Holding Company	Holding company	BAHRAIN	100.00%	100.00%
Qatrana Electric Power Company	Construction and operation of utility plant	JORDAN	80.00%	80.00%
KHNP Canada Energy, Ltd.	Holding company	CANADA	100.00%	100.00%
KEPCO Bylong Australia Pty., Ltd.	Resources development	AUSTRALIA	100.00%	100.00%
Korea Waterbury Uranium Limited Partnership	Resources development	CANADA	79.64%	79.64%
Korea Electric Power Nigeria Ltd.	Operation of utility plant	NIGERIA	100.00%	100.00%
KEPCO Holdings de Mexico	Holding company	MEXICO	100.00%	100.00%
KST Electric Power Company	Construction and operation of utility plant	MEXICO	56.00%	56.00%
KEPCO Energy Service Company	Operation of utility plant	MEXICO	100.00%	100.00%
KEPCO Netherlands S3 B.V.	Holding company	NETHERLANDS	100.00%	100.00%
PT. KOMIPO Pembangkitan Jawa Bali	Operation of utility plant	INDONESIA	51.00%	51.00%
PT. Cirebon Power Service(*2)	Operation of utility plant	INDONESIA	27.50%	27.50%
KOWEPO International Corporation	Operation of utility plant	PHILIPPINES	99.99%	99.99%
KOSPO Jordan LLC	Operation of utility plant	JORDAN	100.00%	100.00%
EWP Philippines Corporation	Holding company	PHILIPPINES	100.00%	100.00%
EWP America Inc.	Holding company	USA	100.00%	100.00%
EWP Renewable Corporation	Holding company	USA	100.00%	100.00%
DG Fairhaven Power, LLC	Power generation	USA	100.00%	100.00%
DG Whitefield, LLC	Power generation	USA	100.00%	100.00%
Springfield Power, LLC	Power generation	USA	100.00%	100.00%
KNF Canada Energy Limited	Holding company	CANADA	96.36%	96.36%
PT KEPCO Resource Indonesia	Holding company	INDONESIA	100.00%	100.00%
EWP Barbados 1 SRL	Holding company	BARBADOS	100.00%	100.00%
California Power Holdings, LLC	Power generation	USA	100.00%	100.00%
Gyeonggi Green Energy Co., Ltd.	Power generation	KOREA	62.01%	62.01%
PT. Tanggamus Electric Power	Power generation	INDONESIA	52.50%	52.50%
Gyeongju Wind Power Co., Ltd.	Power generation	KOREA	70.00%	70.00%
KOMIPO America Inc.	Holding company	USA	100.00%	100.00%
EWPRC Biomass Holdings, LLC	Holding company	USA	100.00%	100.00%
KOSEP USA, INC.	Power generation	USA	100.00%	100.00%
PT. EWP Indonesia	Holding company	INDONESIA	99.95%	99.96%
KEPCO Netherlands J3 B.V.	Holding company	NETHERLANDS	100.00%	100.00%
Korea Offshore Wind Power Co., Ltd.	Power generation	KOREA	100.00%	100.00%
Global One Pioneer B.V.	Holding company	NETHERLANDS	100.00%	100.00%
Global Energy Pioneer B.V.	Holding company	NETHERLANDS	100.00%	100.00%
Mira Power Limited(*3)	Power generation	PAKISTAN	76.00%	76.00%
KOSEP Material Co., Ltd.(*4)	Recycling fly ashes	KOREA	46.22%	86.22%
Commerce and Industry Energy Co., Ltd.(*5)	Power generation	KOREA	59.03%	59.03%
KEPCO Singapore Holdings Pte., Ltd.	Holding company	SINGAPORE	100.00%	100.00%
KOWEPO India Private Limited	Holding company	INDIA	100.00%	100.00%
KEPCO KPS Philippines Corp.	Utility plant maintenance and others	PHILIPPINES	51.00%	51.00%
KOSPO Chile SpA	Holding company	CHILE	100.00%	100.00%
PT. KOWEPO Sumsel Operation And Maintenance Services	Utility plant maintenance and others	INDONESIA	95.00%	95.00%
HeeMang Sunlight Power Co., Ltd.	Operation of utility plant	KOREA	100.00%	100.00%
Fujeij Wind Power Company	Operation of utility plant	JORDAN	100.00%	100.00%
KOSPO Youngnam Power Co., Ltd.	Operation of utility plant	KOREA	50.00%	50.00%
HI Carbon Professional Private Special Asset Investment Trust 1 (formerly, Global One Carbon Private Equity Investment Trust 2)	Holding company	KOREA	96.67%	96.67%
Chitose Solar Power Plant LLC	Power generation	JAPAN	80.10%	80.10%
KEPCO Energy Solution Co. Ltd.	Energy service	KOREA	100.00%	100.00%
Solar School Plant Co., Ltd.	Power generation	KOREA	100.00%	100.00%
KOSPO Power Services Limitada	Utility plant maintenance and others	CHILE	65.00%	65.00%
Energy New Industry Specialized Investment Private Investment Trust	Holding company	KOREA	99.75%	99.75%
KOEN Bylong Pty., Ltd.	Resources development	AUSTRALIA	100.00%	100.00%
KOMIPO Bylong Pty., Ltd.	Resources development	AUSTRALIA	100.00%	100.00%
KOWEPO Bylong Pty., Ltd.	Resources development	AUSTRALIA	100.00%	100.00%
KOSPO Bylong Pty., Ltd.	Resources development	AUSTRALIA	100.00%	100.00%
EWP Bylong Pty., Ltd.	Resources development	AUSTRALIA	100.00%	100.00%
KOWEPO Lao International	Utility plant maintenance and others	LAOS	100.00%	100.00%
KEPCO US Inc.	Holding company	USA	—	100.00%
KEPCO Alamosa LLC	Holding company	USA	—	50.10%
Cogentrix Solar Services, LLC	Holding company	USA	—	50.10%
Solar Investments I, LLC	Holding company	USA	—	50.10%
Cogentrix of Alamosa, LLC	Power generation	USA	—	50.10%
KEPCO-LG CNS Mangilao Holdings LLC	Holding company	USA	—	70.00%
Mangilao Investment LLC	Holding company	USA	—	70.00%
KEPCO-LG CNS Mangilao Solar, LLC	Power generation	USA	—	70.00%
Jeju Hanlim Offshore Wind Co., Ltd.	Power generation	KOREA	—	70.22%
PT. Siborpa Eco Power	Construction and operation of utility plant	INDONESIA	—	64.71%
BSK E-New Industry Fund VII	Holding company	KOREA	—	81.47%
e-New Industry LB Fund 1	Holding company	KOREA	—	75.92%
Songhyun e-New Industry Fund	Holding company	KOREA	—	80.45%

(*1)	Considering treasury stocks, the effective percentage of ownership is 66.08%.

(*2)	These subsidiaries are included in the consolidated financial statements as the Company obtained the majority of the voting power through the shareholders’ agreement.

(*3)	As of reporting date, the annual reporting period of all subsidiaries is December 31, except for Mira Power Limited which is November 30.

(*4)	The effective percentage of ownership has increased to 86.22% since Long Lasting Value exercised the put option to sell its investment to KOSEP during the year ended December 31, 2017.

(*5)	The Company guarantees a certain return on investment related to Commerce and Industry Energy Co., Ltd. for the financial investors. The financial investors have a right to sell their shares to the Company which can be exercised 84 months after the date of investment. Accordingly, the purchase price including the return on investment is classified as a liability.

Subsidiaries newly included in or excluded from consolidation
Subsidiaries newly included in or excluded from consolidation for the year ended December 31, 2017 are as follows:

Subsidiaries	included in consolidation during the year ended December 31, 2017.

Subsidiary	Reason
KEPCO US Inc.	Newly established
KEPCO Alamosa LLC	Newly established
Cogentrix Solar Services, LLC	Newly established
Solar Investments I, LLC	Newly established
Cogentrix of Alamosa, LLC	Newly established
KEPCO-LG CNS Mangilao Holdings LLC	Newly established
Mangilao Investment LLC	Newly established
KEPCO-LG CNS Mangilao Solar, LLC	Newly established
Jeju Hanlim Offshore Wind Co., Ltd.	Newly established
PT. Siborpa Eco Power	Newly established
BSK E-New Industry Fund VII	Newly established
e-New Industry LB Fund 1	Newly established
Songhyun e-New Industry Fund	Newly established

There	are no subsidiaries excluded from consolidation during the year ended December 31, 2017.

Summary of financial information of consolidated subsidiaries
Summary of financial information of consolidated subsidiaries as of and for the years ended December 31, 2016 and 2017 are as follows:

2016
Subsidiaries		Total assets	Total liabilities	Sales	Profit (loss) for the period
		In millions of won
Korea Hydro & Nuclear Power Co., Ltd.	￦	52,782,915	27,366,938	11,168,579	2,454,810
Korea South-East Power Co., Ltd.		9,773,778	4,794,330	5,093,598	531,061
Korea Midland Power Co., Ltd.		9,066,666	5,416,336	3,719,981	400,696
Korea Western Power Co., Ltd.		9,810,714	5,866,916	4,169,712	401,936
Korea Southern Power Co., Ltd.		9,806,023	5,637,950	4,200,035	426,337
Korea East-West Power Co., Ltd.		8,967,951	4,488,911	4,210,898	467,603
KEPCO Engineering & Construction Company, Inc.		786,596	364,676	506,012	17,796
KEPCO Plant Service & Engineering Co., Ltd.		1,086,421	301,490	1,214,304	86,657
KEPCO Nuclear Fuel Co., Ltd.		713,230	346,012	309,911	33,115
KEPCO KDN Co., Ltd.		519,901	205,869	588,160	43,127
Garolim Tidal Power Plant Co., Ltd.		632	346	—	-24
KEPCO International HongKong Ltd.		173,138	41	—	4,532
KEPCO International Philippines Inc.		114,141	1,468	—	56,783
KEPCO Gansu International Ltd.		17,928	557	—	(18)
KEPCO Philippines Holdings Inc.		125,100	27	—	13,517
KEPCO Philippines Corporation		13,704	8,949	—	(8,717)
KEPCO Ilijan Corporation		558,030	58,449	116,667	51,552
KEPCO Lebanon SARL		1,458	10,312	—	810
KEPCO Neimenggu International Ltd.		186,636	—	—	7,082
KEPCO Shanxi International Ltd.		549,189	218,047	—	5,812
KOMIPO Global Pte Ltd.		223,082	1,095	—	36,764
KEPCO Canada Energy Ltd.		202	24	—	(27,216)
KEPCO Netherlands B.V.		128,014	35	—	224
KOREA Imouraren Uranium Investment Corp.		154,302	764	—	(68,417)
KEPCO Australia Pty., Ltd.		503,657	1,545	3,670	(19,006)
KOSEP Australia Pty., Ltd.		25,174	521	5,357	4,028
KOMIPO Australia Pty., Ltd.		25,413	10	5,388	4,023
KOWEPO Australia Pty., Ltd.		25,550	10	5,357	4,012
KOSPO Australia Pty., Ltd.		25,625	10	5,357	4,033
KEPCO Middle East Holding Company		128,846	125,008	—	6,840
Qatrana Electric Power Company		546,123	417,800	18,866	19,601
KHNP Canada Energy, Ltd.		54,374	46	—	(6,304)
KEPCO Bylong Australia Pty., Ltd.		220,721	277,358	—	(2,357)
Korea Waterbury Uranium Limited Partnership		20,882	149	—	2,348
Korea Electric Power Nigeria Ltd.		696	493	9,794	35
KEPCO Holdings de Mexico		262	19	—	251
KST Electric Power Company		596,823	539,459	146,295	17,322
KEPCO Energy Service Company		1,309	310	5,337	580
KEPCO Netherlands S3 B.V.		55,609	54	—	3,731
PT. KOMIPO Pembangkitan Jawa Bali		16,246	4,549	21,632	8,989
PT. Cirebon Power Service		3,456	1,228	7,463	301
KOWEPO International Corporation		—	—	—	—
KOSPO Jordan LLC		11,524	687	7,321	317
EWP Philippines Corporation		1,966	955	—	(41)
EWP America Inc.(*)		104,809	80,252	33,616	(8,704)
KNF Canada Energy Limited		1,967	20	—	(46)
PT KEPCO Resource Indonesia		913	18	—	(341)
EWP Barbados 1 SRL		267,859	425	1,656	(902)
Gyeonggi Green Energy Co., Ltd.		301,126	221,078	108,557	19,211
PT. Tanggamus Electric Power		184,861	167,641	40,903	2,041
Gyeongju Wind Power Co., Ltd.	￦	76,569	49,293	6,413	1,269
KOMIPO America Inc.		11,518	2,432	—	(2,240)
KOSEP USA, INC.		159	39,028	3,791	(72,817)
PT. EWP Indonesia		2,154	50	—	1,088
KEPCO Netherlands J3 B.V.		125,337	68	—	12,433
Korea Offshore Wind Power Co., Ltd.		37,826	2,048	—	(4,960)
Global One Pioneer B.V.		161	22	—	(54)
Global Energy Pioneer B.V.		338	22	—	(59)
Mira Power Limited		178,141	133,730	—	(954)
KOSEP Material Co., Ltd.		2,398	1,497	3,232	(901)
Commerce and Industry Energy Co., Ltd.		99,432	87,316	28,375	(536)
KEPCO Singapore Holdings Pte., Ltd.		2,568	13	—	(33)
KOWEPO India Private Limited		879	—	—	1
KEPCO KPS Philippines Corp.		7,897	1,213	12,843	2,060
KOSPO Chile SpA		6,656	4,787	—	125
PT. KOWEPO Sumsel Operation and Maintenance Services		1,439	700	6,165	(96)
HeeMang Sunlight Power Co., Ltd.		7,102	3,391	12	(308)
Fujeij Wind Power Company		47,935	46,636	—	(873)
KOSPO Youngnam Power Co., Ltd.		284,368	205,680	—	(931)
HI Carbon Professional Private Special Asset Investment Trust 1 (formerly, Global One Carbon Private Equity Investment Trust 2)		3,002	—	—	9
Chitose Solar Power Plant LLC		49,728	38,806	—	(811)
KEPCO Energy Solution Co. Ltd.		299,933	233	—	(300)
Solar School Plant Co., Ltd.		200,268	259	1	9
KOSPO Power Services Limitada		4,385	1,262	7,300	2,963
Energy New Industry Specialized Investment Private Investment Trust		501,275	33	—	(7)
KOEN Bylong Pty., Ltd.		6,135	—	—	—
KOMIPO Bylong Pty., Ltd.		6,135	—	—	—
KOWEPO Bylong Pty., Ltd.		6,135	—	—	—
KOSPO Bylong Pty., Ltd.		6,135	—	—	—
EWP Bylong Pty., Ltd.		6,135	—	—	—
KOWEPO Lao International		218	181	—	(108)

(*)	Financial information of EWP America Inc. includes that of six other subsidiaries, EWP Renewable Co., DG Fairhaven Power, LLC, DG Whitefield, LLC, Springfield Power, LLC, California Power Holdings, LLC, and EWPRC Biomass Holdings, LLC.

2017
Subsidiaries		Total assets	Total liabilities	Sales	Profit (loss) for the period
		In millions of won
Korea Hydro & Nuclear Power Co., Ltd.	￦	55,011,096	29,252,816	9,415,751	854,346
Korea South-East Power Co., Ltd.		9,879,577	4,844,184	5,387,846	130,371
Korea Midland Power Co., Ltd.		9,893,822	6,148,173	4,167,009	104,591
Korea Western Power Co., Ltd.		9,660,426	5,739,534	4,199,079	110,939
Korea Southern Power Co., Ltd.		9,648,741	5,401,216	4,397,552	98,817
Korea East-West Power Co., Ltd.		8,855,518	4,204,187	4,644,330	217,599
KEPCO Engineering & Construction Company, Inc.		762,166	305,134	490,193	21,222
KEPCO Plant Service & Engineering Co., Ltd.		1,195,086	294,689	1,232,113	135,482
KEPCO Nuclear Fuel Co., Ltd.		792,187	421,088	279,664	4,557
KEPCO KDN Co., Ltd.		524,520	155,715	619,470	48,968
Garolim Tidal Power Plant Co., Ltd.		619	345	—	(12)
KEPCO International HongKong Ltd.		153,529	1	—	4,380
KEPCO International Philippines Inc.		102,323	886	—	47,201
KEPCO Gansu International Ltd.		11,567	493	—	(29)
KEPCO Philippines Holdings Inc.		127,922	2,621	—	43,218
KEPCO Philippines Corporation		6,293	114	—	2,098
KEPCO Ilijan Corporation		474,624	57,801	109,183	66,320
KEPCO Lebanon SARL		1,069	9,281	—	(219)
KEPCO Neimenggu International Ltd.		165,937	—	—	500
KEPCO Shanxi International Ltd.		497,990	193,309	—	3,796
KOMIPO Global Pte Ltd.		225,411	1,497	—	21,858
KEPCO Canada Energy Ltd.		132	22	—	(32)
KEPCO Netherlands B.V.		114,911	49	—	17,309
KOREA Imouraren Uranium Investment Corp.		151,278	131	—	1,490
KEPCO Australia Pty., Ltd.		466,654	569	—	(568)
KOSEP Australia Pty., Ltd.		27,076	333	12,096	1,601
KOMIPO Australia Pty., Ltd.		31,441	4,691	12,096	1,133
KOWEPO Australia Pty., Ltd.		31,586	4,691	12,096	1,232
KOSPO Australia Pty., Ltd.		29,472	4,221	12,096	(2,759)
KEPCO Middle East Holding Company		95,812	90,842	—	2,913
Qatrana Electric Power Company		460,206	327,401	18,892	23,310
KHNP Canada Energy, Ltd.		51,994	31	—	(92)
KEPCO Bylong Australia Pty., Ltd.		242,364	277,549	—	20,271
Korea Waterbury Uranium Limited Partnership		20,886	136	—	(59)
Korea Electric Power Nigeria Ltd.		238	76	2,164	29
KEPCO Holdings de Mexico		235	30	—	(20)
KST Electric Power Company		546,242	478,230	120,126	16,154
KEPCO Energy Service Company		1,793	451	6,773	976
KEPCO Netherlands S3 B.V.		46,642	53	—	2,382
PT. KOMIPO Pembangkitan Jawa Bali		11,261	4,769	20,956	4,666
PT. Cirebon Power Service		2,808	155	7,439	592
KOWEPO International Corporation		—	8	—	(2)
KOSPO Jordan LLC		24,077	13,594	7,331	953
EWP Philippines Corporation		1,708	836	—	(17)
EWP America Inc.(*1)		79,854	67,308	23,543	(9,737)
KNF Canada Energy Limited		1,884	31	—	(43)
PT KEPCO Resource Indonesia		491	—	—	(311)
EWP Barbados 1 SRL		235,096	450	—	(2,585)
Gyeonggi Green Energy Co., Ltd.		282,408	199,160	95,192	3,203
PT. Tanggamus Electric Power		179,317	160,144	34,281	4,640
Gyeongju Wind Power Co., Ltd.		112,279	82,124	7,219	2,400
KOMIPO America Inc.		10,505	521	—	2,071
KOSEP USA, INC.		184	9,065	—	26,997

2017
Subsidiaries		Total assets	Total liabilities	Sales	Profit (loss) for the period
		In millions of won
PT. EWP Indonesia	￦	2,035	23	—	1,916
KEPCO Netherlands J3 B.V.		122,612	76	—	12,115
Korea Offshore Wind Power Co., Ltd.		190,195	1,985	—	(6,997)
Global One Pioneer B.V.		151	38	—	(80)
Global Energy Pioneer B.V.		309	41	—	(87)
Mira Power Limited		208,150	163,198	—	737
KOSEP Material Co., Ltd.		2,751	1,448	3,128	320
Commerce and Industry Energy Co., Ltd.		99,129	87,926	30,577	(749)
KEPCO Singapore Holdings Pte., Ltd.		3,265	4	—	(24)
KOWEPO India Private Limited		781	—	—	(46)
KEPCO KPS Philippines Corp.		6,636	235	6,840	555
KOSPO Chile SpA		133,570	50,109	—	1,066
PT. KOWEPO Sumsel Operation And Maintenance Services		1,350	279	7,651	659
HeeMang Sunlight Power Co., Ltd.		6,876	3,395	105	(229)
Fujeij Wind Power Company		165,636	156,099	—	8,836
KOSPO Youngnam Power Co.,Ltd.		412,785	333,302	68,973	939
HI Carbon Professional Private Special Asset Investment Trust 1 (formerly, Global One Carbon Private Equity Investment Trust 2)		3,002	—	—	12
Chitose Solar Power Plant LLC		136,098	121,622	7,083	4,100
KEPCO Energy Solution Co. Ltd.		313,401	12,376	5,544	1,325
Solar School Plant Co., Ltd.		201,482	599	67	874
KOSPO Power Services Limitada		3,901	887	11,067	666
Energy New Industry Specialized Investment Private Investment Trust(*3)		506,207	2,118	—	52
KOEN Bylong Pty., Ltd.		5,875	—	—	—
KOMIPO Bylong Pty., Ltd.		5,875	—	—	—
KOWEPO Bylong Pty., Ltd.		5,875	—	—	—
KOSPO Bylong Pty., Ltd.		5,875	—	—	—
EWP Bylong Pty., Ltd.		5,875	—	—	—
KOWEPO Lao International		3,259	1,452	3,624	1,881
KEPCO US Inc.		16,913	—	—	—
KEPCO Alamosa LLC		33,144	492	—	(218)
Cogentrix Solar Services, LLC(*2)		84,458	53,116	8,958	(112)
KEPCO-LG CNS Mangilao Holdings LLC		24,131	24,395	—	(278)
Mangilao Investment LLC		24,131	—	—	—
KEPCO-LG CNS Mangilao Solar, LLC		24,002	134	—	(278)
Jeju Hanlim Offshore Wind Co., Ltd.		36	—	—	—
PT. Siborpa Eco Power		11,562	214	—	(518)

(*1)	Financial information of EWP America Inc. includes that of six other subsidiaries, EWP Renewable Corporation, DG Fairhaven Power, LLC, DG Whitefield, LLC, Springfield Power, LLC, California Power Holdings, LLC, and EWPRC Biomass Holdings, LLC.

(*2)	Financial information of Cogentrix Solar Services, LLC includes that of two other subsidiaries, Solar Investments I, LLC and Cogentrix of Alamosa, LLC.

(*3)	Financial information of Energy New Industry Specialized Investment Private Investment Trust includes that of three other subsidiaries, BSK E-New Industry Fund VII, e-New Industry LB Fund 1 and Songhyun e-New Industry Fund.

Significant restrictions on abilities to subsidiaries
Significant restrictions on abilities to subsidiaries are as follows:

Company	Nature and extent of any significant restrictions
Gyeonggi Green Energy Co., Ltd.	Acquisition or disposal of assets of more than ￦35 billion, change in the capacity of cogeneration units (except for the change due to performance improvement of equipment, maintenance) will require unanimous consent of all directors.

KOSPO Youngnam Power Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained. Shares cannot be wholly or partially transferred without prior written consent of financial institutions.

Details of non-controlling interest prior to intra-group eliminations
Details of non-controlling interest prior to intra-group eliminations as of and for the years ended December 31, 2016 and 2017 are as follows:

2016
Description		KEPCO Ilijan Corporation	KEPCO Plant Service & Engineering Co., Ltd.	KEPCO Engineering & Construction Company, Inc.	Others	Total
		In millions of won
Percentage of ownership		49.00%	49.00%	33.92%
Current assets	￦	154,758	553,924	270,553	1,211,510	2,190,745
Non-current assets		403,272	532,497	516,043	2,379,882	3,831,694
Current liabilities		(19,256)	(264,506)	(286,444)	(297,510)	(867,716)
Non-current liabilities		(39,193)	(36,984)	(78,232)	(1,919,924)	(2,074,333)
Net assets		499,581	784,931	421,920	1,373,958	3,080,390
Book value of non-controlling interest		244,794	384,616	143,115	684,093	1,456,618
Sales		116,667	1,214,304	506,012	674,461	2,511,444
Profit for the period		51,552	86,657	17,796	102,170	258,175
Profit for the period attributable to non-controlling interest		25,260	42,462	6,036	26,709	100,467
Cash flows from operating activities		102,546	121,240	18,748	84,086	326,620
Cash flows from investing activities		(117)	79,807	(7,556)	(367,674)	(295,540)
Cash flows from financing activities before dividends to non-controlling interest		(56,863)	(39,911)	(1,634)	877,863	779,455
Dividends to non-controlling interest		(55,705)	(36,139)	(2,539)	(22,054)	(116,437)
Effect of exchange rate fluctuation		1,529	127	(854)	7,216	8,018
Net increase (decrease) of cash and cash equivalents		(8,610)	125,124	6,165	579,437	702,116

2017
Description		KEPCO Ilijan Corporation	KEPCO Plant Service & Engineering Co., Ltd.	KEPCO Engineering & Construction Company, Inc.	Others	Total
		In millions of won
Percentage of ownership		49.00%	49.00%	33.92%
Current assets	￦	160,588	623,934	257,529	1,269,175	2,311,226
Non-current assets		314,036	571,152	504,637	2,588,833	3,978,658
Current liabilities		(21,546)	(278,562)	(221,860)	(394,320)	(916,288)
Non-current liabilities		(36,255)	(16,127)	(83,274)	(2,014,925)	(2,150,581)
Net assets		416,823	900,397	457,032	1,448,763	3,223,015
Book value of non-controlling interest		204,243	441,194	155,025	612,245	1,412,707
Sales		109,183	1,232,113	490,193	719,087	2,550,576
Profit for the period		66,320	135,482	21,222	66,419	289,443
Profit for the period attributable to non-controlling interest		32,497	66,386	7,199	20,447	126,529
Cash flows from operating activities		123,534	129,801	62,578	60,021	375,934
Cash flows from investing activities		(5,276)	(193,408)	(8,622)	(409,353)	(616,659)
Cash flows from financing activities before dividends to non-controlling interest		(44,442)	(15,606)	(55,504)	339,432	223,880
Dividends to non-controlling interest		(48,855)	(14,994)	(1,419)	(20,840)	(86,108)
Effect of exchange rate fluctuation		(7,432)	(1,267)	(101)	(24,206)	(33,006)
Net increase (decrease) of cash and cash equivalents		17,529	(95,474)	(3,068)	(54,946)	(135,959)

Changes in goodwill
Details of goodwill as of December 31, 2016 and 2017 are as follows:

		2016	2017
		In millions of won
Acquisition cost	￦	2,582	2,582
Accumulated impairment		—	—

Carrying book value	￦	2,582	2,582

Disposals of subsidiaries

KEPCO Canada Uranium Investment Limited Partnership was dissolved and the Company liquidated DG Kings Plaza, LLC during the year ended December 31, 2016.

(i)	The fair value of proceeds from disposal as of December 31, 2016 is as follows:

		2016
		In millions of won
Cash received upon dissolution	￦	898
Net assets transferred due to dissolution		34,148

	￦	35,046

(ii)	The carrying value of assets and liabilities of subsidiaries as at the date the Company lost its control during the year ended December 31, 2016 are as follows:

		2016
		In millions of won
Current assets
Cash and cash equivalents	￦	898
Current financial assets, net		81
Non-current assets
Available-for-sale financial assets		34,089
Current liabilities
Current financial liabilities		(22)

	￦	35,046

(iii)	Gain from disposals of subsidiaries for the year ended December 31, 2016 is as follows:

		2016
		In millions of won
Fair value of sale price	￦	35,046
Net assets disposed		(35,046)
Non-controlling interests		—
Realization of unrealized gain		—
Other comprehensive income		—

Gain from disposals of subsidiaries	￦	—

(iv)	Net cash flow from sales of subsidiaries for the year ended December 31, 2016 is as follows:

		2016
		In millions of won
Consideration received in cash	￦	898
Less: cash held by disposed subsidiaries		(898)

Net cash flow	￦	—

Cash dividends received from subsidiaries
Cash dividends received from subsidiaries for the years ended December 31, 2015, 2016 and 2017, respectively, are as follows:

Subsidiaries		2015	2016	2017
		In millions of won
Korea Hydro & Nuclear Power Co., Ltd.	￦	446,399	635,200	543,072
Korea South-East Power Co., Ltd.		57,485	124,169	106,546
Korea Midland Power Co., Ltd.		16,580	23,073	54,305
Korea Western Power Co., Ltd.		22,749	36,238	66,992
Korea Southern Power Co., Ltd.		10,272	17,849	60,630
Korea East-West Power Co., Ltd.		25,280	67,906	94,430
KEPCO Engineering & Construction Company, Inc.		14,574	5,069	2,765
KEPCO Plant Service & Engineering Co., Ltd.		40,584	39,911	15,607
KEPCO Nuclear Fuel Co., Ltd.		6,280	3,411	3,231
KEPCO KDN Co., Ltd.		4,046	3,392	4,352
KEPCO International HongKong Ltd.		25,826	9,107	4,304
KEPCO International Philippines Inc.		32,891	61,862	44,906
KEPCO Ilijan Corporation		38,128	57,979	50,849
KEPCO Philippines Holdings Inc.		19,221	17,747	26,023
KEPCO Neimenggu International Ltd.		25,338	10,735	—
KOMIPO Global Pte Ltd.		—	10,432	—
Qatrana Electric Power Company		16,857	8,331	5,939
KOSPO Jordan LLC		—	1,095	—
KEPCO Energy Service Company		—	294	—
EWP Philippines Corporation		5,586	—	—
KEPCO Netherlands S3 B.V.		1,382	—	—
PT. KOMIPO Pembangkitan Jawa Bali		3,169	3,222	3,188
KEPCO Netherlands J3 B.V.		19,254	12,507	—
Gyeongju Wind Power Co., Ltd.		1,294	679	—
Energy New Industry Specialized Investment Private Investment Trust		—	—	291
HI Carbon Professional Private Special Asset Investment Trust 1 (formerly, Global One Carbon Private Equity Investment Trust 2)		—	—	11
KOSPO Power Services Limitada		—	—	425
Cogentrix Solar Services, LLC		—	—	344

	￦	833,195	1,150,208	1,088,210